Consolidated statements of financial position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	[1]
ASSETS
Non-current assets	$ 5,505.7	$ 5,258.8
Property, plant and equipment	4,892.9	4,524.6
Goodwill	76.6	317.8
Inventories	132.8	132.8
Equity-accounted investees	171.3	170.7
Investments	104.6	19.7
Environmental trust funds	55.5	44.5
Deferred taxation	72.0	48.7
Current assets	1,114.4	1,052.7
Inventories	393.5	329.4
Trade and other receivables	201.9	170.2
Cash and cash equivalents	479.0	526.7	[2]
Assets held for sale	40.0	26.4
Total assets	6,620.1	6,311.5
EQUITY AND LIABILITIES
Equity attributable to owners of the parent	3,275.8	3,050.7
Share capital	3,622.5	59.6
Share premium	0.0	3,562.9
Other reserves	(1,817.8)	(2,124.4)
Retained earnings	1,471.1	1,552.6
Non-controlling interests	127.2	122.6
Total equity	3,403.0	3,173.3
Non-current liabilities	2,363.1	2,278.8
Deferred taxation	453.9	458.6
Borrowings	1,587.9	1,504.9
Provisions	321.3	291.7
Long-term incentive plan	0.0	23.6
Current liabilities	854.0	859.4
Trade and other payables	548.5	543.3
Royalties payable	16.3	20.2
Taxation payable	77.5	107.9
Current portion of borrowings	193.6	188.0
Current portion of long-term incentive plan	18.1	0.0
Total equity and liabilities	$ 6,620.1	$ 6,311.5

[1]	As Restated - Refer note 40 for further details.
[2]	The restatement is as a result of the discontinued operations.